Intangible assets - Additional Information (Details) $ in Thousands				1 Months Ended							12 Months Ended								53 Months Ended
	Aug. 02, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jun. 01, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Jul. 31, 2017 EUR (€)	Feb. 05, 2014 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill											€ 1,556,000		€ 44,192,000	€ 46,289,000					€ 1,556,000			€ 96,968,000
Purchase of intangible assets											587,000		401,000	10,375,000
Additional considerations											587,000		368,000	3,685,000
Impairment of intangible assets											41,000,000		0	0	[1]
Financial liabilities											42,251,000		44,251,000	19,087,000					42,251,000			18,723,000
Trade and other payables											20,911,000		28,573,000	29,519,000					20,911,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill											1,551,000		3,155,000						1,551,000					€ 7,000,000
Purchase of intangible assets																€ 13,050,000	$ 15,000	€ 6,325,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill													1,800,000
Additional considerations				€ 600,000	€ 400,000		€ 200,000		€ 2,500,000	€ 7,000,000
Licensing agreement, maximum milestone payment											48,200,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																							€ 40,000,000
Payments for milestone						€ 1,000,000
Impairment of intangible assets											41,000,000								0
Financial liabilities											0								€ 0
Lumoxiti, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill																						€ 47,276,000
Impairment of intangible assets														€ 43,529,000
Trade and other payables													€ 5,474,000							$ 6,200
Lumoxiti, with AstraZeneca | Manufacturing costs split
Disclosure of detailed information about intangible assets [line items]
Estimated financial effect of contingent liabilities | $																					$ 12,800
IPH5201 agreement, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Milestone payment received	€ 4,900,000	$ 5,000	$ 5,000					$ 5,000			€ 4,700,000	$ 5,000
Payments for milestone						€ 1,000,000

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.